UMB FUND SERVICES, INC.

235 W Galena Street

Milwaukee, Wisconsin  53221

 (414) 299-2000

June 9, 2015

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C.  20549

Re:                             Hatteras Core Alternatives TEI Institutional Fund, L.P.

Registration No:  811-21985

Filing pursuant to Rule 30b2-1 and Section 24(b) of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-named registrant (the “Fund”) and pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the year ended March 31, 2015.  Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/Terry Gallagher
Terry Gallagher
EVP/ Director of Fund Accounting and Administration

Encl.